UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     February 12, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $674,819,743 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 37994645  1507724 SH       SOLE                  1507724        0        0
ACURA PHARMACEUTICALS INC      COM NEW          00509L703   182824    34301 SH       SOLE                    34301        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 32423657   664147 SH       SOLE                   664147        0        0
ALLERGAN INC                   COM              018490102 33976693   539227 SH       SOLE                   539227        0        0
AMEDISYS INC                   COM              023436108 11270680   231907 SH       SOLE                   231907        0        0
ANTIGENICS INC DEL             COM              037032109   900515  1407054 SH       SOLE                  1407054        0        0
BIOGEN IDEC INC                COM              09062X103 25002851   467343 SH       SOLE                   467343        0        0
BOSTON SCIENTIFIC CORP         COM              101137107  9750420  1083380 SH       SOLE                  1083380        0        0
CARDINAL HEALTH INC            COM              14149Y108 20872176   647400 SH       SOLE                   647400        0        0
CEPHALON INC                   COM              156708109 35149513   563113 SH       SOLE                   563113        0        0
COVENTRY HEALTH CARE INC       COM              222862104   585389    24100 SH       SOLE                    24100        0        0
ELAN PLC                       ADR              284131208 34873152  5348643 SH       SOLE                  5348643        0        0
GTX INC DEL                    COM              40052B108 12315244  2932201 SH       SOLE                  2932201        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 25125069  3455993 SH       SOLE                  3455993        0        0
HEALTH NET INC                 COM              42222G108 23794997  1021683 SH       SOLE                  1021683        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   128000   200000 SH       SOLE                   200000        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104  2878127  1693016 SH       SOLE                  1693016        0        0
LINCARE HLDGS INC              COM              532791100  6164410   166000 SH       SOLE                   166000        0        0
MANNKIND CORP                  COM              56400P201 11613220  1325710 SH       SOLE                  1325710        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 32220743  1191155 SH       SOLE                  1191155        0        0
MEDTRONIC INC                  COM              585055106 27900912   634400 SH       SOLE                   634400        0        0
MERCK & CO INC NEW             COM              58933Y105  8221500   225000 SH       SOLE                   225000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 21365095   728190 SH       SOLE                   728190        0        0
OPKO HEALTH INC                                 68375N996  9944403  5434100 SH       SOLE                  5434100        0        0
PFIZER INC                     COM              717081103 18190000  1000000 SH       SOLE                  1000000        0        0
QUIDEL CORP                    COM              74838J101 41238979  2992669 SH       SOLE                  2992669        0        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100 10428064   766206 SH       SOLE                   766206        0        0
SHIRE PLC                      SPONSORED ADR    82481R106 19946730   339808 SH       SOLE                   339808        0        0
TENET HEALTHCARE CORP          COM              88033G100 97927870 18168436 SH       SOLE                 18168436        0        0
THORATEC CORP                  COM NEW          885175307  5384000   200000 SH       SOLE                   200000        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  5267690  1463288 SH       SOLE                  1463288        0        0
WEBMD HEALTH CORP              COM              94770V102 51782175  1345341 SH       SOLE                  1345341        0        0